Acquisitions (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended						12 Months Ended	1 Months Ended	7 Months Ended	12 Months Ended						3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	May 01, 2012	Dec. 31, 2012 Ohio [Member] item customer	Jun. 30, 2011 Texas [Member] item customer	Dec. 31, 2012 Texas [Member]	Dec. 31, 2012 Texas [Member]	Dec. 31, 2012 2011 Acquisitions [Member]	Dec. 31, 2011 2011 Acquisitions [Member] item	Dec. 31, 2012 2010 Acquisitions [Member]	Dec. 31, 2011 2010 Acquisitions [Member]	Dec. 31, 2010 2010 Acquisitions [Member] item	Dec. 31, 2012 American Water Works Company, Inc. [Member]	Dec. 31, 2012 American Water Works Company, Inc. [Member]	Dec. 31, 2011 American Water Works Company, Inc. [Member]	May 01, 2012 American Water Works Company, Inc. [Member]
Business Acquisition [Line Items]
Number of customers															59,000	5,300
Cash paid for acquisitions															$ 19,094	$ 6,245				$ 2,270			$ 8,625				$ 102,154
Assumed liabilities including debt														33,497													14,281
Decrease in goodwill																								10,575
Long-term debt, excluding current portion														14,233
Number Of Water And Wastewater Systems															16
Number of water systems																51
Number of waste water systems																5
Operating revenues	$ 187,481	$ 214,565	$ 191,690	$ 164,024	$ 166,793	$ 191,083	$ 171,839	$ 157,576	$ 757,760	$ 687,291	$ 660,186	$ 609,897	$ 573,075		$ 1,527		$ 1,826	$ 3,245	$ 644	$ 226	$ 2,998	$ 2,709	$ 778		$ 27,981	$ 3,265
Number of acquisitions completed																				8			23